Statements Of Financial Highlights (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Series 1 Unitholders [Member]
Net loss from operations:
Net investment loss	(71.17)	[1]	(70.97)	[1]	(76.05)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	189.87		(36.99)		(37.70)
Net gains (losses) from U.S. Treasury obligations	(0.09)	[1]	(0.14)	[1]	0.02	[1]
Net loss from operations	118.61		(108.10)		(113.73)
Less profit share allocated to Managing Owner	0.00		0.00		0.00
Net loss after profit share allocation	118.61		(108.10)		(113.73)
Net asset value - beginning of year	$ 953.24		$ 1,061.34		$ 1,175.07
Net asset value - end of year	1,071.85		953.24		1,061.34
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(7.02%)		(7.04%)		(6.96%)
Total expenses	7.13%		7.20%		7.10%
Less profit share allocation	0.00%		0.00%		0.00%
Total expenses and profit share allocation	7.13%		7.20%		7.10%
Total return before profit share allocation	12.44%		(10.19%)		(9.68%)
Profit share allocation	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	12.44%		(10.19%)		(9.68%)
Series 2 Unitholders [Member]
Net loss from operations:
Net investment loss	(36.24)	[1]	(35.21)	[1]	(33.27)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	225.09		(40.01)		(37.52)
Net gains (losses) from U.S. Treasury obligations	0.00	[1]	(0.13)	[1]	0.23	[1]
Net loss from operations	188.85		(75.35)		(70.56)
Less profit share allocated to Managing Owner	4.50		0.00		0.00
Net loss after profit share allocation	184.35		(75.35)		(70.56)
Net asset value - beginning of year	1,116.03		1,191.38		1,261.94
Net asset value - end of year	1,300.38		1,116.03		1,191.38
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(3.05%)		(3.03%)		(2.78%)
Total expenses	3.16%		3.20%		2.92%
Less profit share allocation	0.38%		0.00%		0.00%
Total expenses and profit share allocation	3.54%		3.20%		2.92%
Total return before profit share allocation	16.90%		(6.32%)		(5.59%)
Profit share allocation	0.38%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	16.52%		(6.32%)		(5.59%)
Series 3 Unitholders [Member]
Net loss from operations:
Net investment loss	(33.89)	[1]	(32.48)	[1]	(30.39)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	230.46		(40.41)		(37.60)
Net gains (losses) from U.S. Treasury obligations	(0.09)	[1]	(0.15)	[1]	0.14	[1]
Net loss from operations	196.48		(73.04)		(67.85)
Less profit share allocated to Managing Owner	7.25		0.00		0.00
Net loss after profit share allocation	189.23		(73.04)		(67.85)
Net asset value - beginning of year	1,126.21		1,199.25		1,267.10
Net asset value - end of year	1,315.44		1,126.21		1,199.25
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.77%)		(2.79%)		(2.52%)
Total expenses	2.88%		2.95%		2.67%
Less profit share allocation	0.59%		0.00%		0.00%
Total expenses and profit share allocation	3.47%		2.95%		2.67%
Total return before profit share allocation	17.39%		(6.09%)		(5.35%)
Profit share allocation	0.59%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	16.80%		(6.09%)		(5.35%)
Series 4 Unitholders [Member]
Net loss from operations:
Net investment loss	(9.99)	[1]	(9.80)	[1]	(6.59)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	251.11		(42.89)		(38.53)
Net gains (losses) from U.S. Treasury obligations	(0.16)	[1]	(0.21)	[1]	0.14	[1]
Net loss from operations	240.96		(52.90)		(44.98)
Less profit share allocated to Managing Owner	0.00		0.00		0.00
Net loss after profit share allocation	240.96		(52.90)		(44.98)
Net asset value - beginning of year	1,209.21		1,262.11		1,307.09
Net asset value - end of year	$ 1,450.17		$ 1,209.21		$ 1,262.11
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(0.75%)		(0.79%)		(0.52%)
Total expenses	0.86%		0.95%		0.67%
Less profit share allocation	0.00%		0.00%		0.00%
Total expenses and profit share allocation	0.86%		0.95%		0.67%
Total return before profit share allocation	19.93%		(4.19%)		(3.44%)
Profit share allocation	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	19.93%		(4.19%)		(3.44%)

[1]	Calculated based on the weighted average number of units during the year, see Note 7.